Leases (Details 3) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Maturities of lease liabilities
2020 (remainder of the year)	$ 1,930,342	$ 2,496,070
2021	2,597,468	2,525,468
2022	2,150,123	2,078,123
2023	1,608,229	1,596,229
2024	813,984	813,984
2025		654,160
2026		352,955
2027		152,637
Thereafter	1,433,499
Total lease payments	10,533,645	10,669,626
Less: Imputed interest	(3,155,961)	(3,025,660)
Lease Liability at December 31, 2019	$ 7,377,684	$ 7,643,966